INVENTORIES	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
NOTE 4:-	INVENTORIES

	December 31,
	2014	2013

Raw materials	$68	$-
Finished products	166	-

	$234	$-